Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets

	December 31,	December 31,
	2023	2022
At amortized cost
Cash and cash equivalents	21,302	47,187
Short-term investments	220,301	26,389
Trade receivables	304,687	271,140
Total	546,290	344,716
Current	477,163	297,704
Non-current	69,127	47,012

Schedule of financial liabilities

	December 31,	December 31,
	2023	2022
At amortized cost
Trade payables	112,073	99,697
Lease liabilities	327,834	323,339
Accounts payable from acquisition of subsidiaries	-	507,361
Loans and financing	2,181,819	1,620,246
At FVPL
Share-based compensation	1,974	19,805
Total	2,623,700	2,570,448
Current	314,814	282,165
Non-current	2,308,886	2,288,283

Schedule of sensitivity analysis

				Depreciation of exchange rate - effect on income
	Balance as of 12/31/2023	Currency	Current exchange rate	Scenario (i) VaR 99% I.C. 1 day	Scenario (ii) exchange rate variation 25%	Scenario (iii) exchange rate variation 75%
Cash and cash equivalents	8,331	USD	4.8413	(7)	(2,083)	(6,248)

(i)	Probable scenario – Value at risk (VaR) is a measure of the risk of loss for investments. It estimates how much a set of investments might lose (with a given Confidence Level – C.L.), given normal market conditions, in a set time period such as a day

Schedule of maturity profile of the financial liabilities based on contractual undiscounted amounts

As of December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	112,073	-	-	-	112,073
Lease liabilities	51,621	76,873	96,115	261,427	486,036
Share-based compensation	-	-	1,974	-	1,974
Total	163,694	76,873	98,089	261,427	600,083

As of December 31, 2022	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	99,697	-	-	-	99,697
Lease liabilities	51,310	62,567	40,804	168,658	323,339
Accounts payable from acquisition of subsidiaries	-	507,361	-	-	507,361
Share-based compensation	19,805	-	-	30,776	50,581
Total	170,812	569,928	40,804	199,434	980,978

Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

					Increase / decrease in interest rate
	Balance as of 12/31/2023	Index - % per year	Probable scenario	Risk	Possible scenario 25%	Remote scenario 75%
Short-term investments	220,301	100% CDI - 13.04%	28,727	Decrease	21,545	7,182
Trade receivables	12,375	IPCA - 4.62%	572	Decrease	715	1,001
Lease liabilities	327,834	IGP-M - 3.17%	10,392	Increase	12,990	18,187